Plant and equipment (Details)	3 Months Ended
Jan. 31, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 26,389,463
Property, plant and equipment at end of period	41,369,644
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,725,719
Property, plant and equipment at end of period	5,903,836
Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	53,447
Property, plant and equipment at end of period	51,756
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	129,984
Property, plant and equipment at end of period	180,835
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,654,520
Property, plant and equipment at end of period	6,014,729
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,638,165
Property, plant and equipment at end of period	28,893,586
Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	187,628
Property, plant and equipment at end of period	324,902
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	28,576,230
Additions	15,512,404
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	44,088,634
Cost | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,275,419
Additions	0
Increase (decrease) through transfers from construction in progress, property, plant and equipment	1,528,606
Property, plant and equipment at end of period	7,804,025
Cost | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	67,619
Additions	0
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	67,619
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	179,298
Additions	62,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	241,298
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,219,456
Additions	504,067
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	6,723,523
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15,638,165
Additions	14,784,027
Increase (decrease) through transfers from construction in progress, property, plant and equipment	(1,528,606)
Property, plant and equipment at end of period	28,893,586
Cost | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	196,273
Additions	162,310
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	358,583
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,186,767)
Depreciation	(532,223)
Property, plant and equipment at end of period	(2,718,990)
Accumulated depreciation | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,549,700)
Depreciation	(350,489)
Property, plant and equipment at end of period	(1,900,189)
Accumulated depreciation | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(14,172)
Depreciation	(1,691)
Property, plant and equipment at end of period	(15,863)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(49,314)
Depreciation	(11,149)
Property, plant and equipment at end of period	(60,463)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(564,936)
Depreciation	(143,858)
Property, plant and equipment at end of period	(708,794)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Depreciation	0
Property, plant and equipment at end of period	0
Accumulated depreciation | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,645)
Depreciation	(25,036)
Property, plant and equipment at end of period	$ (33,681)